CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities:
Net income	$ 64,353	$ 40,367	$ 29,304
Adjustments required to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	14,994	14,368	14,615
Share-based compensation expense	2,514	3,660
Decrease in share-based payment in subsidiary		(1,383)
Accrued severance pay, net	(64)	(61)	(33)
Changes in deferred tax, net	674	(1,927)	(3,858)
Equity in loss of affiliate, net			67
Capital gains	(22)	(79)	(84)
Compensation paid by a former shareholder	810
Foreign currency translation losses (gains)	(132)	417	1,433
Impairment of long-term loan to others			1,127
Increase in trade receivables	(8,238)	(8,561)	(10,460)
Increase in other accounts receivable and prepaid expenses	(7,419)	(3,291)	(2,376)
Decrease (increase) in inventories	(7,317)	(3,816)	4,090
Increase (decrease) in trade payables	9,351	5,201	(942)
Increase (decrease) in warranty provision	401	297	(126)
Increase (decrease) in accrued expenses and other liabilities including related parties	5,765	(9,922)	(4,533)
Net cash provided by operating activities	75,670	35,270	28,224
Cash flows from investing activities:
Investment in short-term deposits	(26,300)	(43,700)
Acquisition of U.S. Quartz Products, Inc.			(16,213)
Acquisition of the business of White-Wood Distributors Ltd.			(1,954)
Acquisition of the business of Prema Asia Marketing PTE Ltd.		(150)	(576)
Purchase of property, plant and equipment	(27,372)	(13,481)	(8,785)
Increase in long-term lease deposits and prepaid expenses	(405)	(849)	(16)
Repayment of loan by related party and other			177
Net cash used in investing activities	(54,077)	(58,180)	(27,367)
Cash flows from financing activities:
Dividends paid	(20,149)	(27,182)	(6,948)
Receipt from issuance of ordinary shares, net		76,768
Repayment of long-term loans	(5,372)	(12,670)	(19,819)
Short-term bank credit and loans, net	206	1,275	(7,402)
Repayment of contingent consideration related to U.S. Quartz Products, Inc. acquisition		(6,242)
Contribution to equity by non-controlling interest			458
Receipt of a financing leaseback related to Bar-Lev transaction		10,893
Receipt of long-term loan from related party			1,878
Repayment of a financing leaseback related to Bar-Lev transaction	(1,149)	(362)
Net cash provided by (used in) financing activities	(26,464)	42,480	(31,833)
Effect of exchange rate differences on cash and cash equivalents	(1,914)	(2,487)	(811)
Increase (decrease) in cash and cash equivalents	(6,785)	17,083	(31,787)
Cash and cash equivalents at beginning of year	29,033	11,950	43,737
Cash and cash equivalents at end of year	22,248	29,033	11,950
Cash received (paid) during the year for:
Interest paid	(946)	(1,947)	(1,734)
Interest received	420	376	286
Tax paid	(9,434)	(7,895)	(5,393)
Supplemental information and disclosures of non-cash investing and financing activities:
Purchase of fixed assets with credit from suppliers	4,880	2,141	3,633
Consideration:
Additional contingent cash payments		6,242
Identifiable assets acquired and liabilities assumed:
Net cash paid at acquisition			16,213
U.S. Quartz Products, Inc. [Member]
Cash flows from investing activities:
Acquisition of U.S. Quartz Products, Inc.			(16,213)
Consideration:
Cash			20,000
Fair value of future consideration			6,210
Fair value of the company's equity interest held before the business combination			6,807
Total consideration			33,017
Identifiable assets acquired and liabilities assumed:
Cash acquired			3,787
Working capital (excluding cash and cash equivalents)			2,944
Property and equipment/Fixed assets			1,794
Goodwill and intangible assets			36,157
Long-term liabilities			(11,665)
Net assets acquired			33,017
Net cash paid at acquisition			16,213
White-Wood Distributors Ltd. [Member]
Cash flows from investing activities:
Acquisition of U.S. Quartz Products, Inc.			(1,954)
Consideration:
Cash			1,954
Fair value of future consideration			151
Total consideration			2,105
Identifiable assets acquired and liabilities assumed:
Inventory			544
Goodwill and intangible assets			1,561
Net assets acquired			2,105
Net cash paid at acquisition			1,954
Prema Asia Marketing PTE Ltd. [Member]
Cash flows from investing activities:
Acquisition of U.S. Quartz Products, Inc.			(576)
Consideration:
Cash			576
Fair value of future consideration			252
Total consideration			828
Identifiable assets acquired and liabilities assumed:
Inventory			50
Property and equipment/Fixed assets			26
Goodwill and intangible assets			752
Net assets acquired			828
Net cash paid at acquisition			$ 576